Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 64,077	$ 62,728
Work-in-process	2,021	2,389
Raw materials	50,388	52,404
Total Inventory	$ 116,486	$ 117,521